Property and equipment, net	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Property and equipment, net	Property and equipment, net
Property and equipment, net consist of the following at year-end:

	2025	2024
Land	$128,120	$123,129
Buildings and leasehold improvements	1,284,776	997,305
Equipment	1,253,598	1,123,928
Total cost	2,666,494	2,244,362
Total accumulated depreciation	(1,357,762)	(1,117,320)
	$1,308,732	$1,127,042

 Total depreciation expense for fiscal years 2025, 2024 and 2023 amounted to $166,861, $153,535 and $130,585, respectively.